Derivatives (Net Derivative Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Net Derivatives Gains (Losses)
Derivatives and hedging gains (losses)	$ (958)	$ (289)	$ 846
Embedded derivatives	(94)	1,292	250
Total net derivative gains (losses)	$ (1,052)	$ 1,003	$ 1,096